INTERIM CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	Issued capital	Capital Surplus	Other capital reserves	Accumulated deficit	Foreign currency translation	Non- controlling interests
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2023			1,755,964,785
Equity at beginning of period at Dec. 31, 2023	$ 1,071	$ 858	$ 2	$ 12,753	$ (1,968)	$ (3,939)	$ (5,990)	$ 213
Profit for the period	167	125				125		42
Other comprehensive loss	(82)	(80)			(6)	(2)	(72)	(2)
Total comprehensive income / (loss)	85	45			(6)	123	(72)	40
Dividends declared	(39)							(39)
Other (in shares)			10,354,070
Other	1	1			2	(1)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2024			1,766,318,855
Equity at end of period at Jun. 30, 2024	1,118	904	$ 2	12,753	(1,972)	(3,817)	(6,062)	214
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2024			1,755,964,785
Equity at beginning of period at Mar. 31, 2024	1,133	896	$ 2	12,753	(1,966)	(3,882)	(6,011)	237
Profit for the period	89	68				68		21
Other comprehensive loss	(62)	(57)			(3)	(3)	(51)	(5)
Total comprehensive income / (loss)	27	11			(3)	65	(51)	16
Dividends declared	(39)							(39)
Other (in shares)			10,354,070
Other	(3)	(3)			(3)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2024			1,766,318,855
Equity at end of period at Jun. 30, 2024	1,118	904	$ 2	12,753	(1,972)	(3,817)	(6,062)	214
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2024			1,765,484,059
Equity at beginning of period at Dec. 31, 2024	1,257	1,099	$ 2	12,753	(1,953)	(3,530)	(6,173)	158
Profit for the period	726	694				694		32
Transfer from OCI to income statement on disposal of subsidiary	(454)	(454)					(454)
Other comprehensive income / (loss)	16	16			7		9
Other comprehensive loss	(438)
Total comprehensive income / (loss)	288	256			7	694	(445)	32
Share repurchases (in shares)			(36,639,125)
Share repurchases	(68)	(68)			(68)
Other	19	19			19
Number of shares outstanding at end of period (in shares) at Jun. 30, 2025			1,728,844,934
Equity at end of period at Jun. 30, 2025	1,496	1,306	$ 2	12,753	(1,995)	(2,836)	(6,618)	190
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2025			1,752,489,609
Equity at beginning of period at Mar. 31, 2025	1,388	1,207	$ 2	12,753	(1,967)	(3,431)	(6,150)	181
Profit for the period	608	595				595		13
Transfer from OCI to income statement on disposal of subsidiary	(454)	(454)					(454)
Other comprehensive income / (loss)	(10)	(6)			8		(14)	(4)
Other comprehensive loss	(464)
Total comprehensive income / (loss)	144	135			8	595	(468)	9
Share repurchases (in shares)			(23,644,675)
Share repurchases	(44)	(44)			(44)
Other	8	8			8
Number of shares outstanding at end of period (in shares) at Jun. 30, 2025			1,728,844,934
Equity at end of period at Jun. 30, 2025	$ 1,496	$ 1,306	$ 2	$ 12,753	$ (1,995)	$ (2,836)	$ (6,618)	$ 190